Equity (Details) - Schedule of share capital - shares	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Number of shares
Number of shares, Authorized	3,600,000,000	1,800,000,000	1,000,000,000
Number of shares, Issued and outstanding	317,686,651	145,148,593	563,521,454